Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash and banks	31,187	139,844
Cash equivalents	807,297	1,727,641
Total	838,484	1,867,485